AMG Managers Special Equity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 97.9%
Communication Services - 0.9%
Bandwidth, Inc., Class A*	2,783	$485,828
Cardlytics, Inc.*,1	7,076	499,354
Cars.com, Inc.*	12,221	98,746
Clear Channel Outdoor Holdings, Inc.*	37,881	37,881
EverQuote, Inc., Class A*,1	7,552	291,809
TechTarget, Inc.*	3,900	171,444
Yelp, Inc.*	11,467	230,372

Total Communication Services		1,815,434
Consumer Discretionary - 13.5%
Aaron's, Inc.	6,182	350,210
Asbury Automotive Group, Inc.*	1,889	184,083
Camping World Holdings, Inc., Class A1	20,385	606,454
Cavco Industries, Inc.*	686	123,693
Chegg, Inc.*,1	4,910	350,770
Core-Mark Holding Co., Inc.	2,773	80,223
Crocs, Inc.*	12,976	554,464
Deckers Outdoor Corp.*	6,078	1,337,221
Fiverr International, Ltd. (Israel)*	9,575	1,330,734
Helen of Troy, Ltd.*	4,441	859,422
Hibbett Sports, Inc.*	14,011	549,511
Installed Building Products, Inc.*	5,854	595,645
Jack in the Box, Inc.	6,105	484,188
KB Home	3,800	145,882
La-Z-Boy, Inc.	9,920	313,770
LGI Homes, Inc.*,1	9,967	1,157,866
Malibu Boats, Inc., Class A*	14,180	702,761
Meritage Homes Corp.*	2,435	268,800
Murphy USA, Inc.*	2,340	300,152
National Vision Holdings, Inc.*	21,704	829,961
Overstock.com, Inc.*,1	10,528	764,859
Papa John's International, Inc.	8,771	721,678
Perdoceo Education Corp.*	3,907	47,822
The RealReal, Inc.*	17,418	252,038
Rent-A-Center, Inc.	22,597	675,424
RH*,1	3,602	1,378,197
Shutterstock, Inc.	1,560	81,182
Skyline Champion Corp.*	88,029	2,356,536
Sleep Number Corp.*	3,993	195,298
Sportsman's Warehouse Holdings, Inc.*	29,800	426,438
Stamps.com, Inc.*	5,364	1,292,456
Steven Madden, Ltd.	32,489	633,536
	Shares	Value

Texas Roadhouse, Inc.	31,147	$1,893,426
TopBuild Corp.*	15,106	2,578,443
Wingstop, Inc.	10,449	1,427,856
Winnebago Industries, Inc.	638	32,965
WW International, Inc.*	13,115	247,480
YETI Holdings, Inc.*	29,148	1,320,987

Total Consumer Discretionary		27,452,431
Consumer Staples - 3.8%
B&G Foods, Inc.[1]	9,263	257,234
BJ's Wholesale Club Holdings, Inc.*,1	23,993	996,909
The Boston Beer Co., Inc., Class A*	794	701,388
Central Garden & Pet Co.*,1	11,300	451,209
elf Beauty, Inc.*	63,831	1,172,575
Freshpet, Inc.*	8,626	963,093
Grocery Outlet Holding Corp.*	70,954	2,789,911
Inter Parfums, Inc.	6,679	249,461
John B Sanfilippo & Son, Inc.	426	32,112
Vector Group, Ltd.	9,241	89,545

Total Consumer Staples		7,703,437
Energy - 0.3%
ProPetro Holding Corp.*	28,089	114,041
Select Energy Services, Inc., Class A*	121,378	466,092

Total Energy		580,133
Financials - 3.7%
Artisan Partners Asset Management, Inc., Class A	18,921	737,730
Banc of California, Inc.	85,480	865,058
Blucora, Inc.*	7,763	73,127
Federated Investors, Inc.	17,800	382,878
FirstCash, Inc.	536	30,664
Goosehead Insurance, Inc., Class A1	9,780	846,850
Green Dot Corp., Class A*	3,252	164,584
Heritage Insurance Holdings, Inc.	11,923	120,661
Home BancShares, Inc.	47,470	719,645
Kinsale Capital Group, Inc.	1,976	375,796
Lemonade, Inc.*,1	3,180	158,110
LendingTree, Inc.*,1	3,390	1,040,357
Palomar Holdings, Inc.*	1,370	142,809
PennyMac Financial Services, Inc.	1,003	58,294
PJT Partners, Inc., Class A	1,600	96,976
Selective Insurance Group, Inc.	7,625	392,611
South State Corp.	16,993	818,213
Trupanion, Inc. *,1	2,460	194,094

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Financials - 3.7% (continued)
Walker & Dunlop, Inc.	4,400	$233,200

Total Financials		7,451,657
Health Care - 32.5%
Acceleron Pharma, Inc.*,1	6,469	727,957
Adaptive Biotechnologies Corp.*	6,990	339,924
Addus HomeCare Corp.*	2,600	245,726
Adeptus Health, Inc.[2,3]	24,574	0
Adverum Biotechnologies, Inc.*	4,600	47,380
Akero Therapeutics, Inc.*	1,608	49,510
Allakos, Inc.*,1	930	75,749
Allogene Therapeutics, Inc.*,1	12,719	479,633
Amedisys, Inc.*	2,240	529,603
Amicus Therapeutics, Inc.*	18,061	255,021
Amneal Pharmaceuticals, Inc.*,1	101,904	395,388
AnaptysBio, Inc.*	17,896	263,966
ANI Pharmaceuticals, Inc.*	8,754	246,950
Apellis Pharmaceuticals, Inc.*	2,500	75,425
Arena Pharmaceuticals, Inc.*	9,947	743,936
Arrowhead Pharmaceuticals, Inc.*,1	3,200	137,792
Assertio Holdings, Inc.*	35,319	23,512
Axonics Modulation Technologies, Inc.*,1	16,892	862,168
Berkeley Lights, Inc.*,1	4,636	354,005
BioDelivery Sciences International, Inc.*	61,113	227,951
Biohaven Pharmaceutical Holding Co., Ltd.*,1	5,875	381,934
BioLife Solutions, Inc.*,1	36,510	1,056,599
BioTelemetry, Inc.*,1	26,775	1,220,405
Bioxcel Therapeutics, Inc.*,1	1,731	75,056
Blueprint Medicines Corp.*	8,187	758,935
Bridgebio Pharma, Inc.*,1	12,617	473,390
CareDx, Inc.*,1	1,600	60,704
Castle Biosciences, Inc.*	1,041	53,559
Chemed Corp.	865	415,503
ChemoCentryx, Inc.*	10,675	584,990
Coherus Biosciences, Inc.*,1	11,344	208,049
Collegium Pharmaceutical, Inc.*,1	7,897	164,416
CONMED Corp.	16,320	1,283,894
Constellation Pharmaceuticals, Inc.*	12,141	245,977
Corcept Therapeutics, Inc.*	36,975	643,550
CRISPR Therapeutics AG (Switzerland)*	4,542	379,893
CryoPort, Inc.*,1	1,292	61,241
Cue Biopharma, Inc.*	5,087	76,559
Deciphera Pharmaceuticals, Inc.*	5,347	274,301
	Shares	Value

Denali Therapeutics, Inc.*,1	5,107	$182,984
Dicerna Pharmaceuticals, Inc.*	3,361	60,464
Emergent BioSolutions, Inc.*	6,908	713,804
Enanta Pharmaceuticals, Inc.*	3,312	151,623
Encompass Health Corp.	4,100	266,418
The Ensign Group, Inc.	3,000	171,180
Fate Therapeutics, Inc.*	7,710	308,169
FibroGen, Inc.*,1	4,093	168,304
G1 Therapeutics, Inc.*,1	15,272	176,392
GenMark Diagnostics, Inc.*	6,600	93,720
Globus Medical, Inc., Class A*	3,549	175,746
Guardant Health, Inc.*,1	3,721	415,933
Halozyme Therapeutics, Inc.*	16,627	436,958
HealthStream, Inc.*	7,700	154,539
Heron Therapeutics, Inc.*,1	3,600	53,352
Heska Corp.*	9,358	924,477
HMS Holdings Corp.*	13,300	318,535
Innoviva, Inc.*	5,398	56,409
Inogen, Inc.*	4,465	129,485
Inovalon Holdings, Inc., Class A*	14,326	378,923
Inovio Pharmaceuticals, Inc.*,1	5,200	60,320
Insmed, Inc.*	20,475	658,067
Inspire Medical Systems, Inc.*	12,430	1,604,091
Integer Holdings Corp.*	20,021	1,181,439
Intercept Pharmaceuticals, Inc.*	1,000	41,460
Invitae Corp.*,1	14,508	628,922
Iovance Biotherapeutics, Inc.*,1	11,380	374,630
iRhythm Technologies, Inc.*,1	6,641	1,581,289
Ironwood Pharmaceuticals, Inc.*	25,713	231,288
Kadmon Holdings, Inc.*	5,903	23,140
Karuna Therapeutics, Inc.*	3,546	274,177
Kiniksa Pharmaceuticals, Ltd., Class A*	15,519	237,751
Kura Oncology, Inc.*	9,264	283,849
LeMaitre Vascular, Inc.[1]	37,104	1,206,993
LHC Group, Inc.*	10,219	2,172,151
Ligand Pharmaceuticals, Inc.*,1	1,082	103,136
Luminex Corp.	6,000	157,500
Medpace Holdings, Inc.*	29,337	3,278,410
Mersana Therapeutics, Inc.*	8,249	153,596
Mesa Laboratories, Inc. [1]	7,844	1,998,337
Mirati Therapeutics, Inc.*,1	6,561	1,089,454
Momenta Pharmaceuticals Inc.*	3,810	199,949
MyoKardia, Inc.*	6,398	872,239

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Health Care - 32.5% (continued)
Myovant Sciences, Ltd. (United Kingdom)*	19,523	$274,298
Myriad Genetics, Inc.*	18,133	236,454
Natera, Inc.*	19,135	1,382,312
Neogen Corp.*	22,866	1,789,264
NeoGenomics, Inc.*	67,760	2,499,666
Nevro Corp.*	5,130	714,609
Novavax, Inc.*,1	557	60,351
NuVasive, Inc.*	2,049	99,520
Omnicell, Inc.*	5,357	399,954
Osmotica Pharmaceuticals PLC*	50,300	272,123
Pacific Biosciences of California, Inc.*	49,338	486,966
Pacira BioSciences, Inc.*,1	8,041	483,425
PDL BioPharma, Inc.*	46,073	145,130
Penumbra, Inc.*,1	2,527	491,198
Personalis, Inc.*,1	22,820	494,509
PRA Health Sciences, Inc.*	9,158	928,988
Prevail Therapeutics, Inc.*	7,715	78,539
The Providence Service Corp.*	4,200	390,222
PTC Therapeutics, Inc.*	2,100	98,175
Puma Biotechnology, Inc.*	15,862	160,048
R1 RCM, Inc.*	8,859	151,932
REGENXBIO, Inc.*	1,100	30,272
Relay Therapeutics, Inc.*,1	3,598	153,239
Repligen Corp.*	26,482	3,907,154
Rocket Pharmaceuticals, Inc.*,1	24,247	554,286
Scholar Rock Holding Corp.*,1	4,113	72,759
Schrodinger, Inc.*,1	5,394	256,269
Select Medical Holdings Corp.*	23,465	488,541
Seres Therapeutics, Inc.*	2,789	78,957
Shockwave Medical, Inc.*	6,442	488,304
Silk Road Medical, Inc.*	16,607	1,116,156
Simulations Plus, Inc.	16,598	1,250,825
Supernus Pharmaceuticals, Inc.*	19,731	411,194
Syneos Health, Inc.*	8,582	456,219
Tabula Rasa HealthCare, Inc.*,1	35,185	1,434,492
Tandem Diabetes Care, Inc.*	7,231	820,719
TG Therapeutics Inc.*,1	34,077	911,901
Tivity Health, Inc.*	20,800	291,616
Turning Point Therapeutics, Inc.*,1	8,443	737,580
Twist Bioscience Corp.*	8,101	615,433
Ultragenyx Pharmaceutical, Inc.*,1	4,970	408,484
US Physical Therapy, Inc.	2,334	202,778
	Shares	Value

Vanda Pharmaceuticals, Inc.*	11,133	$107,545
VBI Vaccines, Inc.*	7,424	21,233
Viela Bio, Inc.*,1	1,701	47,764
Vocera Communications, Inc.*	7,500	218,100
Voyager Therapeutics, Inc.*	9,799	104,555
Xencor, Inc.*	12,376	480,065
Y-mAbs Therapeutics, Inc.*	5,541	212,719
Zogenix, Inc.*,1	8,582	153,875
Zynex, Inc.*,1	4,320	75,384

Total Health Care		65,996,255
Industrials - 11.9%
Advanced Drainage Systems, Inc.	7,579	473,233
Aerojet Rocketdyne Holdings, Inc.*	6,641	264,909
AeroVironment, Inc.*	3,035	182,130
Albany International Corp., Class A	11,790	583,723
American Woodmark Corp.*	3,900	306,306
Apogee Enterprises, Inc.	21,590	461,378
ASGN, Inc.*	5,000	317,800
Atkore International Group, Inc.*	13,312	302,582
Atlas Air Worldwide Holdings, Inc.*	7,200	438,480
Axon Enterprise, Inc.*,1	16,757	1,519,860
The AZEK Co., Inc.*	13,989	486,957
AZZ, Inc.	1,186	40,466
Barnes Group, Inc.	964	34,453
Builders FirstSource, Inc.*	9,290	303,040
Chart Industries, Inc.*	8,720	612,754
Cimpress PLC (Ireland)*	952	71,552
Comfort Systems USA, Inc.	8,000	412,080
CSW Industrials, Inc.	1,611	124,450
Curtiss-Wright Corp.	1,900	177,194
EMCOR Group, Inc.	5,800	392,718
Enerpac Tool Group Corp.	6,550	123,205
Evoqua Water Technologies Corp.*	38,495	816,864
Exponent, Inc.	3,597	259,092
Federal Signal Corp.	13,156	384,813
Foundation Building Materials, Inc.*	9,000	141,480
FTI Consulting, Inc.*	3,771	399,613
Generac Holdings, Inc.*	5,073	982,336
GMS, Inc.*	24,440	589,004
Great Lakes Dredge & Dock Corp.*	4,637	44,098
Helios Technologies, Inc.	6,233	226,881
Kforce, Inc.	3,400	109,378
Kratos Defense & Security Solutions, Inc.*	100,848	1,944,349

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 11.9% (continued)
Marten Transport, Ltd.	70,383	$1,148,651
MasTec, Inc.*,1	8,150	343,930
Mercury Systems, Inc.*	23,184	1,795,833
MSA Safety, Inc.	2,157	289,405
Patrick Industries, Inc.	1,800	103,536
PGT Innovations, Inc.*	2,934	51,404
Plug Power, Inc.*,1	10,623	142,454
Saia, Inc.*	11,390	1,436,735
The Shyft Group, Inc.	1,701	32,115
SiteOne Landscape Supply, Inc.*	16,135	1,967,663
SPX Corp.*	2,800	129,864
Terex Corp.	3,686	71,361
Tetra Tech, Inc.	5,100	487,050
Thermon Group Holdings, Inc.*	7,582	85,146
Trex Co., Inc.*,1	6,228	445,925
UFP Industries, Inc.	8,800	497,288
Vivint Solar, Inc.*	24,783	1,049,560
Watts Water Technologies, Inc., Class A	2,038	204,106
XPO Logistics, Inc.*	4,745	401,712

Total Industrials		24,210,916
Information Technology - 27.8%
2U, Inc.*,1	5,714	193,476
Appfolio, Inc., Class A*	6,967	987,990
Appian Corp.*,1	11,301	731,740
Avalara, Inc.*	3,335	424,679
Blackbaud, Inc.	14,773	824,777
Blackline, Inc.*	7,229	647,935
Box, Inc., Class A*	105,944	1,839,188
Cabot Microelectronics Corp.	5,548	792,310
Calix, Inc.*	12,822	227,975
Cambium Networks Corp.*	10,000	168,700
Cerence, Inc.*,1	13,743	671,620
CEVA, Inc.*	14,557	573,109
CommVault Systems, Inc.*	9,289	378,991
Digital Turbine, Inc.*	20,006	654,996
Diodes, Inc.*	5,028	283,831
Domo, Inc., Class B*	14,067	539,188
Endava PLC, ADR (United Kingdom)*	31,995	2,020,484
Endurance International Group Holdings, Inc.*	22,228	127,589
Enphase Energy, Inc.*	7,854	648,662
Envestnet, Inc.*	3,688	284,566
Everbridge, Inc.*,1	6,028	757,901
	Shares	Value

EVERTEC, Inc. (Puerto Rico)	24,732	$858,448
EVO Payments, Inc., Class A*	111,965	2,782,330
ExlService Holdings, Inc.*	3,821	252,071
Five9, Inc.*	12,066	1,564,719
FormFactor, Inc.*	15,265	380,557
Globant SA (Argentina)*	4,351	779,786
I3 Verticals, Inc., Class A*	36,391	918,873
Inphi Corp.*	14,772	1,658,157
Intelligent Systems Corp.*	5,920	230,762
InterDigital, Inc.	6,900	393,714
Jamf Holding Corp.*,1	7,648	287,641
JFrog, Ltd. (Israel)*,1	236	19,977
Limelight Networks, Inc.*,1	65,366	376,508
Lumentum Holdings, Inc.*	7,451	559,794
MACOM Technology Solutions Holdings, Inc.*	9,057	308,029
ManTech International Corp., Class A	3,000	206,640
MAXIMUS, Inc.	26,474	1,811,086
MaxLinear, Inc.*	7,901	183,619
Mimecast, Ltd.*	51,512	2,416,943
MKS Instruments, Inc.	5,780	631,349
Model N, Inc.*	11,037	389,385
Monolithic Power Systems, Inc.	1,984	554,746
NeoPhotonics Corp.*	41,900	255,171
nLight, Inc.*	35,508	833,728
OneSpan, Inc.*	37,765	791,554
OSI Systems, Inc.*	6,925	537,449
Paylocity Holding Corp.*	4,520	729,618
Pegasystems, Inc.	29,263	3,541,994
Perficient, Inc.*	519	22,182
Perspecta, Inc.	23,767	462,268
Plantronics, Inc.	13,797	163,357
Plexus Corp.*	5,500	388,465
Progress Software Corp.	9,500	348,460
Q2 Holdings, Inc.*,1	6,234	568,915
Qualys, Inc.*	28,237	2,767,508
Repay Holdings Corp.*	32,792	770,612
SailPoint Technologies Holdings, Inc.*	16,518	653,617
Sanmina Corp.*	4,200	113,610
Sapiens International Corp. NV (Israel)*	10,700	327,206
Semtech Corp.*	15,328	811,771
Shift4 Payments, Inc.*,1	10,368	501,397
Silicon Laboratories, Inc.*	6,832	668,511
SiTime Corp.*	1,847	155,203

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 27.8% (continued)
Sprout Social, Inc., Class A*	13,481	$519,019
SPS Commerce, Inc.*	13,834	1,077,254
SVMK, Inc.*	45,672	1,009,808
Synaptics, Inc.*,1	1,453	116,850
Tenable Holdings, Inc.*	6,738	254,360
TTEC Holdings, Inc.	6,969	380,159
Varonis Systems, Inc.*	3,205	369,921
WNS Holdings, Ltd., ADR (India)*	48,590	3,107,816
Workiva, Inc.*	47,127	2,627,802
Yext, Inc.*,1	15,161	230,144

Total Information Technology		56,450,570
Materials - 1.6%
Boise Cascade Co.	15,596	622,592
Compass Minerals International, Inc.[1]	3,408	202,265
HB Fuller Co.	5,150	235,767
Innospec, Inc.	1,000	63,320
Koppers Holdings, Inc.*	8,274	173,009
Louisiana-Pacific Corp.	2,600	76,726
Quaker Chemical Corp.[1]	7,960	1,430,492
Worthington Industries, Inc.	10,700	436,346

Total Materials		3,240,517
Real Estate - 1.8%
Easterly Government Properties, Inc., REIT	4,287	96,072
eXp World Holdings, Inc.*	7,565	305,172
LTC Properties, Inc., REIT	7,067	246,356
QTS Realty Trust, Inc., Class A, REIT [1]	7,903	498,047
Redfin Corp.*,1	39,449	1,969,688
The RMR Group, Inc., Class A	16,272	446,992

Total Real Estate		3,562,327
Utilities - 0.1%
American States Water Co.	689	51,641
Chesapeake Utilities Corp.	1,915	161,434
ONE Gas, Inc.	369	25,465

Total Utilities		238,540

Total Common Stocks (Cost $159,947,703)		198,702,217

	Principal Amount	Value
Short-Term Investments - 6.4%
Joint Repurchase Agreements - 4.3%[4]
Citadel Securities LLC, dated 09/30/20, due 10/01/20, 0.120% total to be received $1,346,782 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/08/20 - 08/15/50, totaling $1,373,719)	$1,346,778	$1,346,778
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $2,055,691 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $2,096,800)	2,055,686	2,055,686
ING Financial Markets LLC, dated 09/30/20, due 10/01/20, 0.080% total to be received $1,141,658 (collateralized by various U.S. Government Agency Obligations, 2.488% - 5.000%, 11/01/29 - 07/01/50, totaling $1,164,488)	1,141,655	1,141,655
MUFG Securities America, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $2,055,691 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 08/01/35 - 09/01/50, totaling $2,096,800)	2,055,686	2,055,686
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $2,055,691 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $2,096,800)	2,055,686	2,055,686

Total Joint Repurchase Agreements		8,655,491

	Shares
Other Investment Companies - 2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[5]	4,130,455	4,130,455
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[5]	53,614	53,614
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[5]	55,239	55,239

Total Other Investment Companies		4,239,308

Total Short-Term Investments (Cost $12,894,799)		12,894,799
Total Investments - 104.3% (Cost $172,842,502)		211,597,016
Other Assets, less Liabilities - (4.3)%		(8,742,188)
Net Assets - 100.0%		$202,854,828

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of these securities, amounting to $30,778,402 or 15.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Escrow shares
[3]	Security's value was determined by using significant unobservable inputs.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$65,996,255	—	$0	$65,996,255
Information Technology	56,450,570	—	—	56,450,570
Consumer Discretionary	27,452,431	—	—	27,452,431
Industrials	24,210,916	—	—	24,210,916
Consumer Staples	7,703,437	—	—	7,703,437
Financials	7,451,657	—	—	7,451,657
Real Estate	3,562,327	—	—	3,562,327
Materials	3,240,517	—	—	3,240,517
Communication Services	1,815,434	—	—	1,815,434
Energy	580,133	—	—	580,133
Utilities	238,540	—	—	238,540
Short-Term Investments
Joint Repurchase Agreements	—	$8,655,491	—	8,655,491
Other Investment Companies	4,239,308	—	—	4,239,308
Total Investments in Securities	$202,941,525	$8,655,491	$0	$211,597,016

At September 30, 2020, the Level 3 common stock was received as a result of a corporate action. The security's value was determined by using significant unobservable inputs.
For the period ended September 30, 2020, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$30,778,402	$8,655,491	$22,659,508	$31,314,999
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	10/08/20-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.